Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Lease right-of-use assets	€ 300	€ 417
Property and equipment	247	348
Goodwill	1,137	1,168
Intangible assets	84	127
Long term investments	1,215	1,138
Restricted cash and other non-current assets	75	78
Deferred tax assets	28	8
Non-current assets	3,086	3,284
Current assets
Trade and other receivables	858	690
Income tax receivable	20	5
Short term investments	1,100	867
Cash and cash equivalents	3,114	2,483
Other current assets	168	307
Current assets	5,260	4,352
Total assets	8,346	7,636
Equity
Share capital	0	0
Other paid in capital	5,155	4,789
Treasury shares	(262)	(262)
Other reserves	1,812	1,521
Accumulated deficit	(4,182)	(3,647)
Equity attributable to owners of the parent	2,523	2,401
Non-current liabilities
Exchangeable Notes	1,203	1,128
Lease liabilities	493	555
Accrued expenses and other liabilities	26	28
Provisions	3	3
Deferred tax liabilities	8	5
Non-current liabilities	1,733	1,719
Current liabilities
Trade and other payables	978	845
Income tax payable	12	11
Deferred revenue	622	520
Accrued expenses and other liabilities	2,440	2,093
Provisions	21	26
Derivative liabilities	17	21
Current liabilities	4,090	3,516
Total liabilities	5,823	5,235
Total equity and liabilities	€ 8,346	€ 7,636